Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statements Line Items
Beginning balance	$ 1,575,772	$ 494,768
Acquisitions	141,101	80,119
Business combination		1,116,115
Conversion of a note receivable	0
Disposal	(150,289)
Depletion	(52,612)	(28,065)
Impairment	(158,200)	(89,000)
Translation adjustment	58,896	1,835
Ending balance	1,414,668	1,575,772
Royalty interests [Member]
Statements Line Items
Beginning balance	770,530	494,768
Acquisitions	109,670	26,681
Business combination		353,314
Conversion of a note receivable	0
Disposal	0
Depletion	(26,972)	(15,475)
Impairment	(153,639)	(89,000)
Translation adjustment	8,134	242
Ending balance	707,723	770,530
Stream interests [Member]
Statements Line Items
Beginning balance	700,078	0
Acquisitions	31,431	53,438
Business combination		656,602
Conversion of a note receivable	4,278
Disposal	(150,289)
Depletion	(21,217)	(11,283)
Impairment	0	0
Translation adjustment	42,129	1,321
Ending balance	606,410	700,078
Offtake interests [Member]
Statements Line Items
Beginning balance	105,164	0
Acquisitions	0	0
Business combination		106,199
Conversion of a note receivable	(4,278)
Disposal	0
Depletion	(4,423)	(1,307)
Impairment	(4,561)	0
Translation adjustment	8,633	272
Ending balance	100,535	105,164
Producing [Member]
Statements Line Items
Beginning balance	1,023,717
Cost	1,068,217	1,152,618
Accumulated depletion and impairment	(341,304)	(128,901)
Ending balance	726,913	1,023,717
Producing [Member] | Royalty interests [Member]
Statements Line Items
Beginning balance	386,988
Cost	510,738	503,340
Accumulated depletion and impairment	(297,137)	(116,352)
Ending balance	213,601	386,988
Producing [Member] | Stream interests [Member]
Statements Line Items
Beginning balance	571,224
Cost	489,407	582,466
Accumulated depletion and impairment	(33,502)	(11,242)
Ending balance	455,905	571,224
Producing [Member] | Offtake interests [Member]
Statements Line Items
Beginning balance	65,505
Cost	68,072	66,812
Accumulated depletion and impairment	(10,665)	(1,307)
Ending balance	57,407	65,505
Exploration and evaluation
Statements Line Items
Beginning balance	197,873
Cost	233,698	197,873
Accumulated depletion	0	0
Ending balance	233,698	197,873
Exploration and evaluation | Royalty interests [Member]
Statements Line Items
Beginning balance	189,007
Cost	224,056	189,007
Accumulated depletion	0	0
Ending balance	224,056	189,007
Exploration and evaluation | Stream interests [Member]
Statements Line Items
Beginning balance	0
Cost	0	0
Accumulated depletion	0	0
Ending balance	0	0
Exploration and evaluation | Offtake interests [Member]
Statements Line Items
Beginning balance	8,866
Cost	9,642	8,866
Accumulated depletion	0	0
Ending balance	9,642	8,866
Development [Member]
Statements Line Items
Beginning balance	354,182
Cost	454,057	354,182
Accumulated depletion	0	0
Ending balance	454,057	354,182
Development [Member] | Royalty interests [Member]
Statements Line Items
Beginning balance	194,535
Cost	270,066	194,535
Accumulated depletion	0	0
Ending balance	270,066	194,535
Development [Member] | Stream interests [Member]
Statements Line Items
Beginning balance	128,854
Cost	150,505	128,854
Accumulated depletion	0	0
Ending balance	150,505	128,854
Development [Member] | Offtake interests [Member]
Statements Line Items
Beginning balance	30,793
Cost	33,486	30,793
Accumulated depletion	0	0
Ending balance	$ 33,486	$ 30,793